Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (3,256)	$ (816)
Reconciliation of net loss to cash provided by operating activities:
Depreciation and amortization expense	2,877	2,996
Amortization of debt issuance costs	27	22
Impairment of property and equipment	3,261
Compensation costs - stock options	6	12
Deferred rental income		(50)
Provision for losses on accounts receivable	42	6
Gain from disposal of vehicle and equipment	(16)
Change in operating assets and liabilities, net of effect of acquisition:
Accounts receivable	(2,333)	868
Unbilled membership dues receivable	26	(11)
Inventories	30	(77)
Prepaid expenses	(106)	(50)
Other assets, net	26	2
Accounts payable	1,966	(1,557)
Accrued payroll and other compensation	133	55
Accrued income taxes	58	(22)
Other accrued taxes	20	(76)
Deferred membership dues revenue	161	2
Other liabilities and accrued expenses	135	(56)
Net cash provided by operating activities	3,057	1,248
Cash flows from investing activities:
Capital expenditures	(3,137)	(1,789)
Acquisition of Boardman Tennis Center Facility	(1,269)
Proceeds from disposal of vehicle and equipment	28
Net cash used in investing activities	(4,378)	(1,789)
Cash flows from financing activities:
Principal payments on term loan facility	(566)	(536)
Principal payments on capital lease obligations	(222)	(234)
Proceeds from exercise of employee stock options	171
Proceeds from issuance of common stock
Payments of debt issuance costs	(5)	(42)
Net cash used in financing activities	(622)	(812)
Decrease in cash, cash equivalents and restricted cash	(1,943)	(1,353)
Cash, cash equivalents and restricted cash at beginning of year	3,851	5,204
Cash, cash equivalents and restricted cash at end of year	1,908	3,851
Significant non-cash operating and investing activities:
Capital expenditures included in accounts payable	656	32
Significant non-cash operating and financing activities:
Debt issuance costs included in accounts payable		2
Capital lease obligations incurred	77	739
Cash paid during the year for interest	648	677
Cash paid during the year for income taxes	$ 109	$ 144